Variable Interest Entities - Additional Information (Detail) (JPY ¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Additional fund contributed to certain non-consolidated VIEs to support their repayment	¥ 135,000,000	¥ 14,613,000,000
Accounting Standards Update 2009-16 And 2009-17
Variable Interest Entity [Line Items]
Increase in total assets due to adoption of accounting standards update		1,147,000,000,000
Increase in total liabilities due to adoption of accounting standards update		¥ 1,169,000,000,000